Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets.
Schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2022	2021
Gold bullion	$28.1	$32.4
Prepaid expenses	22.1	18.8
Stream ounces inventory	0.1	0.5
Debt issue costs	0.6	0.9
	$50.9	$52.6